Expense Example, No Redemption - CAPITAL WORLD GROWTH & INCOME FUND	Jan. 31, 2025 USD ($)
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 152
Expense Example, No Redemption, 3 Years	471
Expense Example, No Redemption, 5 Years	813
Expense Example, No Redemption, 10 Years	1,576
Class 529-C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	156
Expense Example, No Redemption, 3 Years	483
Expense Example, No Redemption, 5 Years	834
Expense Example, No Redemption, 10 Years	$ 1,348